LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
Schedule for computing loss per share

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss available to ordinary shareholders of the Company—basic and diluted	(2,464,796)	(2,080,825)	(2,471,127)
Denominator:
Weighted average number of ordinary shares outstanding	362,644,898	667,844,843	950,697,557
Basic and diluted loss per share	(6.80)	(3.12)	(2.60)

Schedule of weighted average number of shares excluded from calculation of diluted loss per share.

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Series A convertible redeemable preferred shares	77,000,000	—	—
Series B convertible redeemable preferred shares	37,748,300	—	—
Series C convertible redeemable preferred shares	44,286,448	—	—
Series D convertible redeemable preferred shares	64,001,162	—	—
Series E convertible redeemable preferred shares	93,580,586	—	—
Series F convertible redeemable preferred shares	116,857,842	—	—
Share options	37,951,132	42,253,493	18,640,216
Restricted share units	4,505,362	16,188,798	17,133,658